United States
     Securities And Exchange Commission
           Washington, DC  20549

               FORM  13F

         FORM  13F  COVER PAGE

Report for the Calendar Year or Quarter Ended:
September 30, 2010

Check here if Amendment [      ];Amendment #:
This Amendment (Check only one.):
[    ] is a restatement
[    ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:     Dudley & Shanley, LLC
Address:  130 Maple Avenue
          Suite 6
          Red Bank, NJ 07701-1729

13F File Number:   801-30300

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf
Of Reporting Manager:

Name:    Frank E. Shanley
Title:      Manager
Phone:    732.936.1030

Signature, Place, and Date of Signing:

Frank E. Shanley, Red Bank, NJ, October 20, 2010

Report Type (Check only one.)

[ X ]    13F   HOLDINGS REPORT
[   ]    13F   NOTICE
[   ]    13F   COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS
REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.





FORM  13F  SUMMARY  PAGE

Report  Summary:

Number of Other Included Managers: 0

Form 13F Info. Table Entry Total:

Form 13F Info. Table Value Total:

List of Other Included Managers: None

No.    13F    File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T, Inc.                     COM              00206R102      213     7450 SH       Sole                     7450
Adobe Systems, Inc.            COM              00724F101    14145   540900 SH       Sole                   540900
Diamond Offshore Drill         COM              25271C102      684    10100 SH       Sole                    10100
EMC Corp.                      COM              268648102      579    28500 SH       Sole                    28500
Ecolab Inc.                    COM              278865100    11923   234975 SH       Sole                   234975
Fastenal Co.                   COM              311900104    11545   217050 SH       Sole                   217050
Fiserv Inc.                    COM              337738108    15127   281075 SH       Sole                   281075
Gardner Denver, Inc.           COM              365558105    14731   274425 SH       Sole                   274425
General Electric Co            COM              369604103      975    60000 SH       Sole                    60000
Goldcorp Inc.                  COM              380956409    15517   356550 SH       Sole                   356550
Hathor Exploration             COM              419018106      957   567500 SH       Sole                   567500
Henry Schein Inc.              COM              806407102    14595   249150 SH       Sole                   249150
Intuit, Inc.                   COM              461202103    13650   311575 SH       Sole                   311575
Linear Technology              COM              535678106    18948   616582 SH       Sole                   616582
Max Minerals, Inc.             COM              B3QMWG0         24    54750 SH       Sole                    54750
Metalline Mining Co.           COM              591257100       66   100000 SH       Sole                   100000
Mettler-Toledo Int'l           COM              592688105    17517   140764 SH       Sole                   140764
Microsoft Corp.                COM              594918104      671    27400 SH       Sole                    27400
Nalco Holding Co.              COM              62985Q101    14109   559650 SH       Sole                   559650
Occidental Petroleum           COM              674599105    12532   160050 SH       Sole                   160050
Paccar Inc.                    COM              693718108    15437   320600 SH       Sole                   320600
Paychex, Inc.                  COM              704326107     3325   120950 SH       Sole                   120950
Polypore Int'l Inc.            COM              73179V103    11877   393800 SH       Sole                   393800
Robert Half Int'l              COM              770323103    16013   615875 SH       Sole                   615875
Rollins, Inc.                  COM              775711104    14328   612851 SH       Sole                   612851
SM Energy Company              COM              78454L100    26811   715735 SH       Sole                   715735
Schlumberger Ltd.              COM              806857108    11118   180450 SH       Sole                   180450
Stonegate Agricom              COM              86181P104       17    20000 SH       Sole                    20000
Thompson Creek Mtls            COM              884768102      172    16000 SH       Sole                    16000
Vonage Holdings Corp.          COM              92886T201      178    70000 SH       Sole                    70000
Waters Corporation             COM              941848103    16694   235852 SH       Sole                   235852